Transaction Costs	3 Months Ended
Mar. 31, 2023
Transaction Costs [Abstract]
TRANSACTION COSTS
11.	TRANSACTION COSTS

Transaction costs incurred in relation to the January 2023 warrant raise and issuance described in Note 7 were $309,000 and were included in the change in fair value of warrant liability on the statement of operations.

Transaction costs incurred in the three months ended March 31, 2022 were $965,247, which are costs incurred for the January 11, 2022 capital raise that were allocated to the warrant liability and expensed through the statement of operations.